[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6097
billbelitsky@paulhastings.com


January 5, 2011


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 1075 (the "Trust")
         (File Nos. 811-02754 and 333-171367)


Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of The Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 which has been blacklined to reflect changes from the Registration Statement of Form S-6 ("Registration Statement") filed with the Securities and Exchange Commission on December 22, 2010 (accession number 0000891804-10-006099).

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ BILL BELITSKY

Bill Belitsky

for PAUL, HASTINGS, JANOFSKY & WALKER LLP